August 31, 2011

as revised April 20, 2012

Wilmington Multi-Manager International Fund

Class A (GVIEX)

Class I (MVIEX)

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, and other information about the Fund online at www.wilmingtonfunds.com. You can also get this information at no cost by calling 1.800.836.2211, by sending an email to funds@wilmingtontrust.com, or by asking any financial advisor, bank, or broker-dealer who offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information, both dated August 31, 2011, as supplemented, are incorporated by reference into this Summary Prospectus.

SUMMARY PROSPECTUS August 31, 2011 as revised April 20, 2012

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

Class/Ticker        A GVIEX        I MVIEX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated August 31, 2011, as supplemented, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to www.wilmingtonfunds.com, email a request to funds@wilmingtontrust.com or call 1-800-836-2211, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Investment Goal

The Fund seeks to provide long term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.97%	0.97%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.70%	1.45%
Fee Waivers and/or Expense Reimbursements(1)	0.21%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.49%	1.36%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 1.49% and 1.36%, respectively. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$693	$1,016	$1,384	$2,415
Class I
Expenses assuming redemption	$138	$441	$775	$1,719

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 98% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

SUMMARY PROSPECTUS / August 31, 2011, as revised April 20, 2012	1

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing substantially all, but under normal circumstances not less than 80% (measured at time or purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of foreign securities, including common stocks, preferred stocks, convertible securities, emerging markets securities and exchange-traded funds (ETFs). The Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International All Country World Index ex US (“MSCI ACWI ex-US Net”) Index, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Fund’s investment advisor, Wilmington Funds Management Corporation (“WFMC” or “Advisor”), seeks to achieve the Fund’s investment goal by allocating the Fund’s assets (in an arrangement known as a multi-manager structure) among a number of sub-advisors with experience in managing international investment strategies. WFMC engages Wilmington Trust Investment Advisors, Inc. (“WTIA”) to assist in the identification and selection of sub-advisors and in the portfolio construction process.

The Advisor and WTIA utilize a blended style of investing by allocating and reallocating for investment management purposes, varying portions of the portfolio between the Fund’s sub-advisors.

Each sub-advisor has complete discretion to invest its portion of the Fund’s assets as it deems appropriate within the constraints of the Fund’s investment goal, strategies and restrictions. A sub-advisor may sell (or close a position in) a security when it determines that a particular security has reached a target price or target yield, or that the reasons for maintaining that position are no longer valid.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•	Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

•	Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•	Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

•

Exchange Traded Funds (ETFs) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The returns presented for the Fund reflect the performance of Wilmington Multi-Manager International Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows

2	August 31, 2011, as revised April 20, 2012 / SUMMARY PROSPECTUS

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

returns for the Fund’s primary broad-based market index, the MSCI ACWI ex-US Net Index, and the Fund’s secondary index, the Lipper International Multi-Cap Core Funds Average which shows how the Fund’s performance compares with the returns of indexes of funds with similar investment goals. Updated performance information is available at www.wilmingtonfunds.com. The annual returns in the bar chart are for the Fund’s Class I Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Annual Total Returns – Class I Shares

Best Quarter 25.70% 6/30/2009 Worst Quarter (22.28)% 12/31/2008

The Fund’s Class I Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.21%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class I Shares
Return Before Taxes	16.08%	4.36%	3.30%
Return After Taxes on Distributions	15.87%	2.97%	2.44%
Return After Taxes on Distributions and Sale of Fund Shares	10.67%	3.54%	2.71%
Class A Shares
Return Before Taxes*	11.83%	3.40%	N/A
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)**	7.75%	2.46%	3.50%
MSCI ACWI ex-US Net Index (reflects no deductions for fees, expenses or taxes)**	11.15%	4.82%	2.43%
Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	11.41%	3.58%	5.33%

*	From inception of the Predecessor Fund’s Class A Shares on December 20, 2005 through December 31, 2010, the average annual total return was 3.48% for the Class A Shares and 2.43% for the MSCI ACWI ex-US Net Index.

**	Effective March 12, 2012, the Fund changed its primary benchmark from the MSCI EAFE Index to the MSCI ACWI ex-US Net Index, because the MSCI ACWI ex-US Net Index is more reflective of the Fund’s investment strategy.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation (“WFMC”)

Investment Sub-Advisors

Wilmington Trust Investment Advisors, Inc. (“WTIA”), Acadian Asset Management LLC (“Acadian”), Baring International Investment Limited (“Barings”), Dimensional Fund Advisors LP (“Dimensional”), Goldman Sachs Asset Management, L.P. (“Goldman Sachs”), Hansberger Global Investors, Inc. (“HGI”), LSV Asset Management (“LSV”), Parametric Portfolio Associates LLC (“Parametric”) and Principal Global Investors LLC (“Principal Global”).

SUMMARY PROSPECTUS / August 31, 2011, as revised April 20, 2012	3

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

Portfolio Managers	Title	Service Date (with the Fund)
Samuel Fraundorf, CFA, CPA	President at WTIA	2012
George Chen, CFA, CIPM	Assistant Vice President and Research Analyst at WTIA	2012
Clement K. Miller, CFA	Administrative Vice President at WTIA	2012
Thomas R. Pierce, CFA	Chief Investment Strategist at WTIA	2012
Asha Mehta, CFA	Vice President and Portfolio Manager at Acadian	2012
Constantine P. Papageorgiou, CFA	Vice President and Portfolio Manager at Acadian	2012
David Bertocchi, CFA	Divisional Director at Barings	2000
Jonathan Greenhill	Equity Investment Manager at Barings	2011
Karen E. Umland, CFA	Vice President and Senior Portfolio Manager at Dimensional	2012
Stephen A. Clark	Vice President and Senior Portfolio Manager at Dimensional	2012
Joseph H. Chi, CFA	Vice President and Portfolio Manager at Dimensional	2012
Jed S. Fogdall	Vice President and Portfolio Manager at Dimensional	2012
Nellie Bronner, CFA	Managing Director and Portfolio Manager at Goldman Sachs	2012
Ron Hua, CFA	Managing Director and Chief Investment Officer of Equity Alpha Strategies at Goldman Sachs	2012
Len Ioffe CFA	Managing Director and Senior Portfolio Manager at Goldman Sachs	2012
Denis Suvorov, CFA	Vice President and Portfolio Manager at Goldman Sachs	2012
Thomas R. H. Tibbles, CFA	Chief Investment Officer – Canada and Managing Director – Growth Team at HGI	1999
Barry A. Lockhart, CFA	Deputy Managing Director – Canada at HGI	1999
Trevor Graham, CFA	Senior Vice President, Research at HGI	2004
Patrick Tan	Senior Vice President, Research at HGI	1999
Puneet Mansharamani, CFA	Partner and Senior Quantitative Analyst at LSV	2000

Portfolio Managers	Title	Service Date (with the Fund)
Josef Lakonishok	Partner and Chief Executive Officer at LSV	1994
Menno Vermeulen, CFA	Partner and Senior Quantitative Analyst at LSV	1995
David M. Stein, Ph.D	Chief Investment Officer at Parametric	2012
Thomas C. Seto	Director of Portfolio Management and Portfolio Manager at Parametric	2012
Michael L. Reynal	Portfolio Manager at Principal Global	2012

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):*	$1,000
Minimum Initial Investment Amount (Class I):*	$1,000,000
Minimum Subsequent Investment Amount:	$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

WT MMIF 4.20.12

4	August 31, 2011, as revised April 20, 2012 / SUMMARY PROSPECTUS